SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

Short-term investments included convertible bonds with maturities less than 1 year and consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Convertible bonds:
Guangzhou Joyrun Technology Co., Ltd (“Joyrun”) (a)	11,591	12,433
Other (b)	5,596	5,997
Total:	17,187	18,430

(a)   In September 2018, the Group invested RMB10,500 to acquire a convertible bond issued by Joyrun with an 8% interest rate . The investment was classified as an available-for-sale investment and measured at fair value. The Group recognized RMB840 and RMB842 unrealized holding gains in other comprehensive income from the fair value changes in the investment during the years ended December 31, 2019 and 2020.

(b)  The other represents insignificant short-term investment in convertible bond which was classified as available-for-sales investment and measured at fair value. The Group recognized RMB400 and RMB401 unrealized gains from this investment in 2019 and 2020.